Stockholders' equity (Details 2) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number	1,201,912	1,118,112	976,993
Option Outstanding, Weighted average remaining contractual life	3 years 8 months 16 days
Option Outstanding, Weighted average exercise price	4.68	14.64	35.25
Exercisable, shares	602,438
Exercisable, Weighted average exercise price	6.18
$1.65 to $1.67 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum	1.65
Range of exercise prices, maximum	1.67
Options outstanding, Number	272,000
Option Outstanding, Weighted average remaining contractual life	4 years 2 months 19 days
Option Outstanding, Weighted average exercise price	1.65
Exercisable, shares	60,250
Exercisable, Weighted average exercise price	1.65
$1.68 to $2.08 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum	1.68
Range of exercise prices, maximum	2.08
Options outstanding, Number	268,000
Option Outstanding, Weighted average remaining contractual life	3 years 3 months
Option Outstanding, Weighted average exercise price	1.70
Exercisable, shares	189,956
Exercisable, Weighted average exercise price	1.70
$2.09 to $3.78 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum	2.09
Range of exercise prices, maximum	3.78
Options outstanding, Number	300,000
Option Outstanding, Weighted average remaining contractual life	3 years 6 months
Option Outstanding, Weighted average exercise price	2.45
Exercisable, shares	211,972
Exercisable, Weighted average exercise price	2.45
$3.79 to $43.20 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum	3.79
Range of exercise prices, maximum	43.20
Options outstanding, Number	361,912
Option Outstanding, Weighted average remaining contractual life	3 years 9 months 29 days
Option Outstanding, Weighted average exercise price	11.01
Exercisable, shares	140,260
Exercisable, Weighted average exercise price	19.84